LOANS PAYABLE (Narrative) (Details) $ / shares in Units, $ in Millions									12 Months Ended
	Jun. 24, 2025 CAD ($)	Jun. 24, 2025 USD ($)	Jan. 31, 2025 CAD ($)	Jan. 13, 2025 CAD ($) $ / shares shares	Jan. 13, 2025 USD ($) shares	Feb. 20, 2024 CAD ($) $ / shares shares	Feb. 20, 2024 USD ($) shares	Dec. 01, 2023 CAD ($) $ / shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Jun. 24, 2025 USD ($)	Jan. 31, 2025 USD ($)	Dec. 01, 2023 USD ($)	Nov. 30, 2023 CAD ($)
Disclosure of Loans Payable [Line Items]
Draw down on revolving credit facility									$ 13,100,000	$ 0
Conversion of loan payable (shares) | shares									412,088	429,800
Principal repayment									$ 11,919,000	$ 0
Finance charges									237,000	339,000
Revolving Credit Facility [Member]
Disclosure of Loans Payable [Line Items]
Revolving credit facility											$ 40,000,000
Revolving credit facility accordion feature											35,000,000
Revolving credit facility and accordion feature											$ 75,000,000
Draw down on revolving credit facility		$ 13,100,000							13,100,000
Transaction costs		$ 1,100,000							900,000
Credit spread adjustment	0.10%										0.10%
Interest expense on borrowings									600,000	0
Undrawn loan facilities									26,900,000
Finance charges									$ 100,000	0
Revolving Credit Facility [Member] | Minimum
Disclosure of Loans Payable [Line Items]
Applicable margin rate	2.50%										2.50%
Standby fee on undrawn portion	0.56%	0.56%
Revolving Credit Facility [Member] | Maximum
Disclosure of Loans Payable [Line Items]
Applicable margin rate	3.50%										3.50%
Standby fee on undrawn portion	0.79%	0.79%
A&R Loan Facility [Member]
Disclosure of Loans Payable [Line Items]
Convertible loan facility								$ 50.0						$ 25.0
Principal amount of loan								$ 16.4
Conversion price per share | $ / shares				$ 3.64		$ 3.49		$ 6
Additional draw down								$ 12.2
Fair value of derivative loan liabilities										$ 100,000	$ 200,000		$ 900,000
Derivative loan liability fair value													11,200,000
Face value of debt								$ 16.4					$ 12,100,000
Effective interest rate on liability								14.60%
Conversion of loan facility, converted amount				$ 1.5	$ 1,000,000	$ 1.5	$ 1,100,000
Conversion of loan payable (shares) | shares				412,088	412,088	429,800	429,800		412,088	429,800
Principal repayment	$ 16.4		$ 2.0
Accrued interest and fees												$ 0
Accrued fees	$ 0.7
Loss on extinguishment of loan payable		$ 700,000
Finance charges									$ 200,000	$ 300,000